SUMMARY OF MATERIAL ACCOUNTING POLICIES - Financial Liabilities and Equity Instruments Issued by the Company (Details) - USD ($) $ in Thousands							6 Months Ended	12 Months Ended					16 Months Ended
	Jul. 07, 2025	Apr. 15, 2025	Apr. 15, 2024	Oct. 19, 2023	Mar. 16, 2023	Jul. 08, 2021	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 06, 2025
Disclosure of financial liabilities [line items]
Exercise of put option, rate							10.00%		10.00%	10.00%		6.00%
Put option consideration									$ 27,060	$ 25,793		$ 5,166
Other income and expenses, net									(862)	5,624	$ 6,602
Other current financial liabilities							$ 169,605		169,605	77,976
Other non-current financial liabilities							90,499		90,499	168,163
Increase (decrease) through share-based compensation									1,788	17,144	$ 27,726
Written put options
Disclosure of financial liabilities [line items]
Other current financial liabilities							56,115		56,115	26,877
Other non-current financial liabilities							2,512		2,512	46,741
United Kingdom
Disclosure of financial liabilities [line items]
Percentage of equity interest, issued				40.00%
Percentage of equity interest, outstanding				40.00%
Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities							55,555		55,555	42,116
Other non-current financial liabilities							$ 87,857		87,857	$ 120,724
Put and Call Option
Disclosure of financial liabilities [line items]
Increase (decrease) through share-based compensation									$ 2,764
Walmeric Soluciones, S.L.
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests						20.00%
Software Product Creation S.L.
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests					14.00%
Software Product Creation S.L. | Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other income and expenses, net					$ 1,589
GUT Agency LTD
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%	30.00%	40.00%
Exercise of put option, rate		10.00%	10.00%
Proportion of ownership interest in subsidiary				60.00%
Percentage of equity interest, maximum annual exercise							19.00%	1.00%					10.00%